Acquisitions	12 Months Ended
Dec. 31, 2015
Acquisitions [Abstract]
Acquisitions
3.	ACQUISITIONS

Year 2015

The Group also completed several other business acquisitions during 2015, through which the Group expects to complement its existing businesses and achieve significant synergies. The acquired entities were considered insignificant, both individually and in aggregate. The Group made total cash consideration of $28,028. Goodwill of $24,410 was recognized from these acquisitions.

Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually and in the aggregate, were not significant to the Group’s consolidated results of operations.

Year 2014

(i)	Acquisition of internet service business

In January 2014, the Group acquired 100% equity interest of a game platform company with consideration of $66,146. The acquisition provided synergies with the existing business.

The aggregate acquisition consideration consisted of (i) an initial consideration of $47,363 in cash, which was paid in 2014; and (ii) a contingent consideration of $20,000 in cash, subject to whether the amount of gross charges generated from the game platforms for the year ended December 31, 2014 meets specific targets stated in the acquisition agreement. The fair value of the contingent consideration was determined to be $18,783 at the acquisition date based on an estimation of the achievement of the operation goal. Fair value change in contingent consideration amounted $1,217 was recognized in consolidated statement of operations for the year ended December 31, 2014. All contingent consideration is settled by December 31, 2015.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price was allocated at the acquisition date as follows:

US$

Cash	$14,730
Other net liabilities acquired, excluding intangible assets and related deferred tax liabilities	(18,238)
Intangible assets
Non-compete agreement	5,438
Domain name	3,008
Technology	2,314
User base	1,296
Goodwill	60,612
Deferred tax liability	(3,014)
Total	$66,146

The intangible assets valuations for the acquisitions described above were based on valuation analysis prepared by the management with the assistance of an independent third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The operating results of this acquired business have been included in the Group's consolidated financial statements since the date of acquisition. It contributed net revenue of $138,919, and net loss of $7,504 to the Group's consolidated statement of operations for the year ended December 31, 2014.

In July 2014, the Group sold a portion of this acquired business to one of its former shareholder for a total consideration of $12,000. The net carrying value of the disposed game platform business was $12,000 including goodwill of $9,951 allocated to the disposed business based on the relative fair values of the disposed business and the retained business at the disposal date. No gain or loss was recognized for this disposal.

(ii)	Acquisition of internet service business

In May 2014, the Group acquired 60% equity interest of an internet service company with consideration of $134,332 to expand its service scope in online advertising services. Among the total purchase consideration, $124,332 was paid upon the consummation of the acquisition and $10,000 was held back to satisfy losses, if any, for which the Group is entitled to indemnification from the selling shareholders. The holdback amount were settled by December 31, 2015.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price was allocated at the acquisition date as follows:

US$

Cash	$49,564
Other net liabilities acquired, excluding intangible assets and the related deferred tax liabilities	(10,372)
Intangible assets
Technology	9,377
Non-compete agreement	3,259
Customer relationship	1,204
Goodwill	148,751
Deferred tax liability	(2,076)
Non-controlling interest	(65,375)
Total	$134,332

The intangible assets valuations for the acquisitions described above were based on valuation analysis prepared by the management with the assistance of an independent third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The operating results of this acquired business have been included in the Group's consolidated financial statements since the date of acquisition. It contributed net revenue of $25,946, and net loss of $5,829 to the Group's consolidated statement of operations for the years ended December 31, 2014.

(iii)	Acquisition of enterprise information security business

In October 2014, the Group acquired 75.1% equity interest of an enterprise information security company with a total consideration of $126,065 to expand its service offerings. The acquisition provided synergies with the existing business.

The aggregate acquisition consideration consisted of (i) an initial consideration of $123,897 in cash, $89,938 was paid upon the consummation of the acquisition in 2014; and (ii) a contingent consideration of $2,168 in cash, subject to the net income generated from the enterprise information security business for the year ended December 31, 2018, December 31, 2019 and December 31, 2020 meeting certain specified targets stated in the acquisition agreement. The Group determines no fair value change in contingent consideration for the years ended December 31, 2014 and 2015.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price was allocated at the acquisition date as follows:

US$

Cash	$50,292
Other net liabilities acquired, excluding intangible assets and related deferred tax liabilities	(22,324)
Intangible assets
Distributor relationships	7,006
Technology	3,436
Operating license	1,808
Customer relationships	1,303
Backlog	1,254
Trademarks	880
Goodwill	115,757
Deferred tax liability	(2,353)
Non-controlling interest	(30,994)
Total	$126,065

The intangible assets valuations for the acquisitions described above were based on valuation analysis prepared by the management with the assistance of an independent third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The operating results of this acquired business have been included in the Group's consolidated financial statements since the date of acquisition. It contributed net revenue of $18,934, and net gain of $5,426 to the Group's consolidated statement of operations for the years ended December 31, 2014.

Pro forma

The following summarized unaudited pro forma results of operations for the year ended December 31, 2013 and 2014 assuming that all material acquisitions as stated in (i), (ii) and (iii) of this note during the two-year period ended December 31, 2014 occurred as of January 1, 2013. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the significant acquisitions occurred as of January 1, 2013, nor is it indicative of future operating results.

	Year ended December 31,
	2013	2014
	(Unaudited)	(Unaudited)

Pro forma revenue	841,573	1,415,532
Pro forma net income	106,846	212,558
Pro forma earnings per ordinary share-basic	$0.59	$1.15
Pro forma earnings per ordinary share-diluted	$0.55	$1.08

(iv) The Group also completed several other business combinations during 2014, which the Group expects to complement its existing businesses and achieve significant synergies. The acquired entities were considered insignificant, both individually and in aggregate. The Group made total cash consideration of $3,078, $1,776 was fully paid in 2014. Goodwill of $1,323 was recognized from these acquisitions.

Year 2013

The Group completed several business combinations during 2013, which the Group expects to complement its existing businesses and achieve significant synergies. The Group made total cash consideration of $23,013 and consideration of $7,864 in the form of 204,466 ordinary shares of the Company, which was fully settled in 2013. Goodwill of $24,992 was recognized from these acquisitions.

Pro forma

The following summarized unaudited pro forma results of operations for the year ended December 31, 2012 and 2013 assuming that all material acquisitions as stated in (4) of this note during the two-year period ended December 31, 2013 occurred as of January 1, 2012. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the significant acquisitions occurred as of January 1, 2012, nor is it indicative of future operating results.

	Year ended December 31,
	2012	2013
	(Unaudited)	(Unaudited)

Pro forma revenue	336,774	676,414
Pro forma net income	43,857	95,937
Pro forma earnings per ordinary share-basic	$0.25	$0.53
Pro forma earnings per ordinary share-diluted	$0.24	$0.50